LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases
SCHEDULE OF OPERATING LEASE COST
	December 31,
	2024	2023

Operating lease costs	41	55

SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASE

	December 31,
	2024	2023

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	61	51
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	-	16

SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES

	December 31,
	2024	2023

Operating leases:
Operating leases right-of-use asset	8	56

Current operating lease liabilities	7	41
Non-current operating lease liabilities	-	7
Total operating lease liabilities	7	48

Weighted average remaining lease term (years)	0.92	1.08

Weighted average discount rate	5%	4%

SCHEDULE OF MINIMUM LEASE PAYMENTS UNDER NON- CANCELABLE LEASES
2024

2025	7
Total operating lease payments	7
Less: imputed interest	-
Present value of lease liabilities	7